UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                Information Required of Institutional Investment
             Managers Pursuant to Section 13 (f) of the Securities
                   Exchange Act of 1934 and Rules Thereunder

                  Adopted in Release No. 34-14852, (P.81,610),
                         June 15, 1978, 43 F.R. 26700}

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bowman Capital Management, L.P.
Address: 1875 South Grant Street, Suite 600
         San Mateo, California 94402


13F File Number: 34-14852

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all amended items, statements and schedules remain true, correct and complete as previously filed.

Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Mateo and State of California on the 12th day of August 2002.

Name and 13F file number of ALL Institutional Investment managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order)

13F file number will be assigned to Institutional Investment managers after they file their first report.

Name            13F File No.:
1. None*


Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas Pindelski
Title:    Chief Operating Officer

Phone:    650-287-2263


Signature, Place, and Date of Signing:

           Thomas Pindelski        San Mateo, California         August 12, 2002

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

* Bowman Capital Management, L.P. is deemed to exercise sole investment discretion with respect to securities held by the investment partnership which it serves as the general partner. Accordingly, such investment partnership has no separate requirements pursuant to Rule 13F-1.

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
                                                                                                                 Voting Authority
                                                              Value      Shares/ Sh/ Put/ Invstmt            -----------------------
      Name of Issuer         Title of class   CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers      Sole   Shared   None
---------------------------  --------------   ---------    ---------    -------- --  ---- ------- --------   -------   ------   ----
ACTIVISION, INC               Common Stocks   00508B102      5414         186300 SH        Sole               186300
ADC TELECOMMUNICATIONS INC    Common Stocks   000886101         5           2199 SH        Sole                 2199
ALCATEL SA -SPONSORED ADR     ADR Stocks      013904305      1102         160262 SH        Sole               160262
AVICI SYSTEMS INC             Common Stocks   05367L109         5           4848 SH        Sole                 4848
BELL MICROPRODUCTS INC.       Common Stocks   078137106     12075        1500000 SH        Sole              1500000
BROADCOM CORP-CL A            Common Stocks   111320107       871          49671 SH        Sole                49671
CIENA CORP                    Common Stocks   171779101         1            112 SH        Sole                  112
CISCO SYSTEMS INC             Common Stocks   17275R102       175          12519 SH        Sole                12519
CRITICAL PATH INC             Common Stocks   22674V100         1            398 SH        Sole                  398
DITECH COMMUNICATIONS CORP    Common Stocks   25500M103         1             60 SH        Sole                   60
EMC CORP                      Common Stocks   268648102     10470        1386700 SH        Sole              1386700
HEWLETT-PACKARD CO.           Common Stocks   428236103     13558         887283 SH        Sole               887283
I3 MOBILE INC                 Common Stocks   465713105         1            127 SH        Sole                  127
INKTOMI CORP                  Common Stocks   457277101         1            468 SH        Sole                  468
JUNIPER NETWORKS INC          Common Stocks   48203R104        31           5497 SH        Sole                 5497
KANA SOFTWARE INC             Common Stocks   483600102         1            344 SH        Sole                  344
MOORE CORP LTD                Common Stocks   615785102     11480        1000000 SH        Sole              1000000
NATIONAL SEMICONDUCTOR CORP   Common Stocks   637640103      5542         190000 SH        Sole               190000
NEOFORMA.COM INC              Common Stocks   640475505         1             18 SH        Sole                   18
OPENWAVE SYSTEMS INC          Common Stocks   683718100         3            547 SH        Sole                  547
PAIN THERAPEUTICS INC         Common Stocks   69562K100      2031         243000 SH        Sole               243000
SIEBEL SYSTEMS INC            Common Stocks   826170102     13894         977100 SH        Sole               977100
SOLECTRON CORP                Common Stocks   834182107      9009        1471721 SH        Sole              1471721
SUPPORT.COM INC               Common Stocks   868587106         9           3057 SH        Sole                 3057
SYCAMORE NETWORKS INC         Common Stocks   871206108        36           9450 SH        Sole                 9450
YOUTHSTREAM MEDIA NETWORKS IN Common Stocks   987819109         1           1356 SH        Sole                 1356
